Note 5 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
5 .	COMMITMENTS AND CONTINGENCIES

The Company is obligated under a noncancelable operating lease for its Longview, Texas office space. The lease expires on
April 30, 2021
and requires a monthly rental payment by the Company of
$2,728.
The following is a schedule of future minimum annual rental payments for the next five
years required under this operating lease as of
March
31,
2019:

2020	$32,736
2021	32,736
2022	2,728
2023	—
2024	—
Total	$68,200

Rental expense for leased properties was approximately
$32,736
for both fiscal
2019
and fiscal
2018.

At
March 31, 2019,
the Company had supply agreements in place with certain suppliers that require the Company to purchase minimum quantities of steel on a monthly basis. All such agreements expire on
December 31, 2019.
The combined minimum monthly purchase requirements under these agreements fall well below the Company's anticipated monthly steel supply needs. Based on the market price of hot-rolled coil at
March 31, 2019,
the minimum purchase requirements remaining for
April 2019
to
December 2019
totaled approximately
$33,165,000.